ORGANIZATION AND DESCRIPTION OF BUSINESS	6 Months Ended	9 Months Ended
	Dec. 31, 2018	Sep. 30, 2020	Dec. 31, 2019
ORGANIZATION AND DESCRIPTION OF BUSINESS
NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Stark Focus Group, Inc. (the “Company”) was incorporated under the laws of the State of Nevada on July 3, 2018. The Company was formed to engage in the development and operation of a business engaged in the supply and distribution of niche apparel products to markets worldwide.

The Company is in the development stage. Its activities to date have been limited to capital formation, organization, development of its business plan and minimal sales. The Company has commenced limited operations. As such, the Company is subject to all risks inherent to the establishment of a start-up business enterprise.

Stark Focus Group, Inc. (the “Company”) was incorporated under the laws of the State of Nevada on July 3, 2018. The Company was formed to engage in the development and operation of a business engaged in the supply and distribution of niche apparel products to markets worldwide.

On September 27, 2019, Stark Focus Group acquired 100% interest of Common Design Limited of Hong Kong (“Common Design”) as its wholly owned subsidiary. Common Design is a start-up wholesale clothing supplier, established on April 10, 2019 in Hong Kong, specializing in the supply and trading of niche apparel for distribution to markets worldwide. With operating headquarter located in Hong Kong, Common Design designs, sources, and markets a diverse portfolio of dress up, casual and athletic apparel products to its global clients, while maintaining close relationships with its suppliers and manufacturers to ensure competitive pricing and quality management.

Stark Focus Group, Inc. (the “Company”) was incorporated under the laws of the State of Nevada on July 3, 2018. The Company was formed to engage in the development and operation of a business engaged in the supply and distribution of niche apparel products to markets worldwide.

On September 27, 2019, Stark Focus Group acquired 100% interest of Common Design Limited of Hong Kong (“Common Design”) as its wholly owned subsidiary. Common Design is a start-up wholesale clothing supplier, established on April 10, 2019 in Hong Kong, specializing in the supply and trading of niche apparel for distribution to markets worldwide. With operating headquarter located in Hong Kong, Common Design designs, sources, and markets a diverse portfolio of dress up, casual and athletic apparel products to its global clients, while maintaining close relationships with its suppliers and manufacturers to ensure competitive pricing and quality management.